Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent events
Subsequent events

30.Subsequent events

In January 2016, JD Finance announced an RMB6,650,000 financing round with lead investors including Sequoia Capital China, China Harvest Investments and China Taiping Insurance, representing approximately 14% ownership of JD Finance on a fully-diluted, post-investment basis. The deal was closed on March 1, 2016. Following the financing, the Group still maintains majority ownership in JD Finance.

In April 2016, the Company entered into a definitive agreement with Dada Nexus Limited (“Dada”), China’s largest crowdsourcing delivery company, pursuant to which agreement the Company will merge its O2O business, JD Daojia, with Dada to form a new company, and contribute certain resources and US$200 million in cash. The transaction is expected to close in the second quarter of 2016, and upon completion of the transaction the Company will own approximately 47% equity interest of the new company on a fully diluted basis. The Company is still in process of evaluating the accounting impact of the transaction.